STOCKHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Loss) (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Balance as of beginning	$ 481	$ 98	$ 98	$ (81)
Foreign currency translation gain	(296)	(55)	383	179
Balance as of ending	185	43	481	98
Currency Translation Adjustment
Balance as of beginning	481	98	98	(81)
Foreign currency translation gain	(296)	(55)	383	179
Balance as of ending	$ 185	$ 43	$ 481	$ 98